NATIONWIDE MUTUAL FUNDS
Nationwide Bailard International Equities Fund

Supplement dated May 29, 2025
to the Summary Prospectus dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective June 27, 2025, the Summary Prospectus is amended as follows:

1.	The information in the table under the heading “Purchase and Sale of Fund Shares” on page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds c/o U.S. Bank Global Fund Services P.O. Box 219336 Kansas City, MO 64121-9336	Overnight: Nationwide Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave., Suite 219336 Kansas City, MO 64105-1307	Website: nationwide.com/mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE